Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units

A summary of the Company’s outstanding restricted shares, phantom share units, stock appreciation rights (“SARs”) and restricted stock units as of and for the twelve months ended December 31, 2020, 2019, and 2018 are presented below:

	Restricted shares		Phantom share units		SARs		Restricted stock units		Stock options
	Number	W.A. grant	Number	W.A. grant	Number of	W.A. grant	Number	W.A. grant	Number	W.A. grant
	of shares	date FV	of units	date FV	SARs	date FV	of units	date FV	of options	date FV
December 31, 2017	94,533	8.89	727,001	13.60	485,974	3.40	71,184	7.80	—	—
Granted	164,326	7.19	30,000	6.86	—	—	609,248	8.18	500,000	2.45
Vested and exercised	(119,509)	8.52	(113,333)	18.80	—	—	(83,220)	9.87	—	—
Expired	—	—	—	—	(485,974)	3.40	—	—	—	—
Cancelled	(53,608)	7.10	(76,666)	7.90	—	—	(12,441)	7.28	—	—
December 31, 2018	85,742	$7.28	567,002	$12.97	—	$—	584,771	$7.91	500,000	$2.45
Granted	67,400	8.15	—	—	—	—	249,732	8.90	—	—
Vested and exercised	(85,742)	7.28	(60,001)	16.68	—	—	(224,073)	8.59	—	—
Cancelled	—	—	—	—	—	—	(33,466)	9.05	—	—
December 31, 2019	67,400	$8.15	507,001	$12.53	—	$—	576,964	$8.01	500,000	$2.45
Granted	1,051,492	7.84	—	—	—	—	1,824,786	7.83	1,500,000	2.57
Vested and exercised	(67,400)	8.15	(20,000)	6.85	—	—	(313,231)	9.32	—	—
Cancelled	—	—	—	—	—	—	(79,635)	9.84	—	—
December 31, 2020	1,051,492	$7.84	487,001	$12.76	—	$—	2,008,884	$7.57	2,000,000	$2.51
Vested and exercisable, December 31, 2020	—	$—	487,001	$12.76	—	$—	—	$—	200,000	$2.54